Organization and Principal Activities (Details)		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2021 shares	Jul. 31, 2021 shares	May 08, 2021	Mar. 31, 2021 shares
Organization and Principal Activities [Line Items]
Share issued		33,048,914
Exchange ratio		0.2145
Reverse recapitalization transaction		30,000,000
Divided amount		139,829,193
Weighted average number of shares diluted	[1]	33,006,046	30,000,000	30,000,000
Common Stock [Member]
Organization and Principal Activities [Line Items]
Share issued		30,000,000
Par value (in Dollars per share) | $ / shares		$ 0
Ordinary shares			139,829,193			139,829,193		139,829,193
PRC [Member]
Organization and Principal Activities [Line Items]
Net Assets (in Dollars) | $		$ 44,519,894	$ 44,519,894
The VIE Agreements [Member]
Organization and Principal Activities [Line Items]
Business combination acquired percentage		100.00%
Before Business Combination [Member]
Organization and Principal Activities [Line Items]
Weighted average number of shares basic					139,829,193
Weighted average number of shares diluted			139,829,193		139,829,193
After Business Combination [Member]
Organization and Principal Activities [Line Items]
Weighted average number of shares basic					30,000,000
Weighted average number of shares diluted			30,000,000		30,000,000
Shanghai Jupiter [Member]
Organization and Principal Activities [Line Items]
Business combination acquired percentage		100.00%
Equity Interest Pledge Agreement [Member]
Organization and Principal Activities [Line Items]
Business combination acquired percentage							100.00%

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.